Schedule of the Company's Contractual Obligations and Commitments Relating to its Facilities Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2025		$ 5
2026
Thereafter
Total future minimum lease obligation	$ 22	5
Less imputed interest
Total		$ 5